Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 460,049	$ 493,671	$ 507,611	$ 312,412
Stayz [Member]
Goodwill [Line Items]
Increase in goodwill	511	511
Goodwill	$ 178,288	$ 178,288	$ 177,777